FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS
NOTE 14: -	FINANCIAL INSTRUMENTS

a.	Classification of financial instruments by fair value hierarchy:

	December 31,
	2022	2021
Financial assets:

Marketable securities – Level 1	$6,375	$18,541

During 2022 and 2021, there were no transfers due to the fair value measurement of any financial instrument to or from Levels 1, 2 and 3.

b.	Financial risk factors:

The Company's operations are exposed to various financial risks, such as market risk (foreign currency risk, price risk), credit risk and liquidity risk. The Company's comprehensive risk management plan focuses on measures to minimize possible negative effects on the financial performance of the Company.

The Company's Board of Directors has provided guidelines for risk management, and specific policies for various risk exposures, such as foreign currency risk, interest-rate risk, credit risk, and the use of derivative financial instruments, non-derivative financial instruments, and excess-liquidity investments.

      1.       Market Risk:

a.	Foreign currency risk: The Company operates primarily in Israel and has an exchange rate risk as it incurs fixed expenses in NIS, which differs from its functional currency.

b.
Price risk:

The Company has investments in bonds, classified as financial instruments, which are measured at fair value through profit and loss. Accordingly, the Company is exposed to a risk from changes in the fair value of these investments.

2.	Credit Risk:

The Company holds cash and cash equivalents, short-term investments and other financial instruments with various financial institutions. Its policy is to spread its investments among various institutions. In accordance with this policy, the Company invests its funds with stable financial institutions.

The Company has no trade receivables balances past due, and accordingly has not recognized any provision for doubtful accounts.

3.	Liquidity Risk:

The following table presents the repayment dates of the Company's financial liabilities, by contractual terms, in nominal amounts (including interest payments):

Balance on December 31, 2022:

	Up to 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	Over 5 years	Total
Trade payables	$1,036	$-	$-	$-	$-	$-	$1, 036
Employees and payroll accruals	1,987	-	-	-	-	-	1,987
Other payables	1,617	-	-	-	-	-	1,617
Leases liability	943	819	131	70	41	21	2,025
Liabilities in respect of government grants	79	251	573	1,085	1,841	1,962	5,791

	$5,662	$1,070	$704	$1,155	$1,882	$1,983	$12,456

Balance on December 31, 2021:

	Up to 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	Over 5 years	Total
Trade payables	$1,463	$-	$-	$-	$-	$-	$1,463
Employees and payroll accruals	2,662	-	-	-	-	-	2,662
Other payables	1,519	-	-	-	-	-	1,519
Leases liability	975	928	814	115	73	64	2,969
Liabilities in respect of government grants	89	233	490	847	1,449	1,359	4,467

	$6,708	$1,161	$1,304	$962	$1,522	$1,423	$13,080

c.	Fair Value:

The carrying amounts of cash and cash equivalents, short-term investments, other receivables, trade payables and other payables approximate their fair values due to the short-term maturities of such instruments.

The fair value of the liabilities in respect of government grants is measured using a discount rate that reflects the applicable market rate of interest at the date the grants are received, which approximates the fair value at the respective balance sheet date.

The fair value of lease liability is measured using a discount rate that reflects the IBR of interest at the date of the contract.

The fair value of the SAFE is based on the weighted average value of various scenarios assuming Lavie Bio's estimated enterprise value at the valuation date. The enterprise value is calculated using the income approach, whereby the cash flows expected to be generated are discounted to their present value equivalent using a rate of return that reflects the relative risk of the investment, as well as the time value of money.

d.	Sensitivity tests relating to changes in market factors:

	December 31,
	2022	2021

Sensitivity test to changes in the USD/NIS exchange rate:

Gain (loss) from the change:
Increase of 5% in exchange rate	$(69)	$(639)
Decrease of 5% in exchange rate	$69	$639

Sensitivity test to changes in the market price of listed securities:

Gain (loss) from the change:
Increase of 5% in market price	$319	$927
Decrease of 5% in market price	$(319)	$(927)

Sensitivity tests and principal work assumptions:

The selected changes in the relevant risk variables were determined based on management's estimate as to reasonable possible changes in these risk variables.